Earnings per share and dividends per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share and dividends per share
Schedule of basic and diluted earnings per share

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income attributable to ZTO Express (Cayman) Inc.	406,426	1,331,755	2,053,855
Less:
Change in redemption value for redeemable preferred shares	—	(28,775)	(133,568)
Earnings attributable to participating securities	—	(12,157)	(71,819)

Net income attributable to ordinary shareholders in computing basic and diluted earnings per share	406,426	1,290,823	1,848,468

Shares (Denominator):
Weight average ordinary shares outstanding—basic and diluted	597,882,740	599,373,273	634,581,307
Earnings per share—basic and diluted	0.68	2.15	2.91